Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Business and Credit Concentrations
Amount due from Customers, Percent of Outstanding Accounts Receivable

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2019 and 2018.

Percentage of accounts receivable outstanding ()%
December 31, 2019

Hunan Hori New Materials Co., Ltd.	19.3%

Eternal Electronic (Suzhou) Co., Ltd.	15.1%

Percentage of accounts receivable outstanding ()%
December 31, 2018

Hunan Hori New Materials Co., Ltd.	17.7%
Eternal Electronic Material (Guangzhou) Co., Ltd.	12.4%
Eternal Electronic (Suzhou) Co., Ltd.	10.8%
Yunnan Dexin Zhiye Co., Ltd.	10.0%

Percentage of Total Purchases from Vendors

The following are the vendors that supplied 10% or more of our raw materials for each of the year ended December 31, 2019, 2018 and 2017:

		Percentage of total purchases ()%
Supplier	Item	2019	2018	2017
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	58.3%	43.3%	40.5%
Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch PET resin and Additives	PET resin and Additives	10.3%	0.1%	—
PetroChina Co Ltd North China chemical sales branch	PET resin and Additives	—	30.3%	—
PetroChina Co Ltd East China chemical sales branch PET resin and Additives	PET resin and Additives	—	—	28.6%
Weifang Power Supply Company.	Electric power	8.3%	8.4%	10.3%